Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 899,283	$ 712,197
United States Treasury securities (Note 4)	7,535,178	5,468,675
Royalties receivable	2,959,038	4,448,907
Prepaid expenses	2,110	2,110
TOTAL CURRENT ASSETS	11,395,609	10,631,889
NONCURRENT ASSETS
United States Treasury securities (Note 4)		2,883,251
Prepaid pension costs (Note 7)		587,159
TOTAL NONCURRENT ASSETS		3,470,410
PROPERTIES
Mineral and surface lands (Notes 4 and 5)	39,479,708	39,479,708
Accumulated depletion and amortization	(39,288,577)	(38,592,577)
Mineral and surface lands, net	191,131	887,131
Building and equipment	335,767	335,767
Accumulated depreciation	(317,865)	(263,965)
Building and equipment, net	17,902	71,802
TOTAL PROPERTIES	209,033	958,933
TOTAL ASSETS	11,604,642	15,061,232
CURRENT LIABILITIES
Accounts payable and accrued expenses	287,934	92,356
Deferred compensation	270,300
Distributions	3,000,000	3,975,000
TOTAL CURRENT LIABILITIES	3,558,234	4,067,356
NONCURRENT LIABILITIES
Deferred compensation		244,300
Liability for pension benefits (Note 7)	978,566
TOTAL NONCURRENT LIABILITIES	978,566	244,300
TOTAL LIABILITIES	4,536,800	4,311,656
Certificate holders' equity, represented by 1,500,000 certificates (shares or units) of beneficial interest authorized and outstanding, and the reversionary interest (Notes 2 and 6)	10,710,020	11,611,487
Accumulated other comprehensive loss (Notes 7 and 11)	(3,642,178)	(861,911)
TOTAL BENEFICIARIES' EQUITY	7,067,842	10,749,576
TOTAL LIABILITIES AND BENEFICIARIES' EQUITY	$ 11,604,642	$ 15,061,232